Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	NaaS Technology Inc. (the “Company”) is filing this Amendment No. 2 to Shell Company Report on Form 20-F (this “Amendment No. 2”) to amend its Shell Company Report on Form 20-F as filed with the Securities and Exchange Commission (the “SEC”) on June 16, 2022 (the “Original Filing”) and amended on March 27, 2023 (the “Amendment No. 1”). This Amendment No. 2 is being filed to: 1.amend and restate Note 1, by providing additional explanations on the restatement adjustments included in the Amendment No. 1, to the combined financial statements of NaaS (as defined in the Amendment No. 1) as of and for the years ended December 31, 2020, and 2021 (such financial statements of NaaS as filed with the Original Filing and the Amendment No. 1, the “Prior Financial Statements”); and 2.in connection with the amendment and restatement as described in paragraph 1, include disclosures relating to the NaaS’ VIP membership program for end-users under “Item 4. Information on the Company—B. Business Overview—Sales and Marketing” and amends the list of exhibits in “Item 19. Exhibits” to reflect the filing of consent of the relevant auditors.For more information on the amendment and restatement of the Prior Financial Statements, see the restated combined financial statements of NaaS as of and for the years ended December 31, 2020, and 2021, together with the notes thereto, included in this Amendment No. 2. In light of the restatement, readers should not rely on the Prior Financial Statements. Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Original Filing as amended by the Amendment No. 1. Other than as expressly stated in this Amendment No. 2, this Amendment No. 2 does not, and does not purport to, amend, update or restate the information in any part of the Original Filing as amended by the Amendment No. 1 or reflect any events that have occurred after the filing of the Original Filing on June 16, 2022. The filing of this Amendment No. 2 should not be understood to mean that any other statements contained in the Original Filing as amended by the Amendment No. 1 are true and complete as of any date subsequent to June 16, 2022. Accordingly, this Amendment No. 2 should be read in conjunction with the Original Filing and the Amendment No. 1 and the documents filed with or furnished to the SEC by the Company subsequent to June 16, 2022, including any amendments to such documents, as information in such documents may update or supersede certain information contained in this Amendment No. 2.
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	NaaS Technology Inc.
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	true
Document Transition Report	false
Document Annual Report	false
Document Shell Company Report	true
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Securities Act File Number	001-38235
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Auditor Name	Centurion ZD CPA & Co.
Auditor Firm ID	2769
Auditor Location	Hong Kong, China
Document Shell Company Event Date	Jun. 10, 2022
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Alex Wu
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
City Area Code	86
Local Phone Number	(10) 8551 1066
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 10 Class A ordinary shares, par value US$0.01 per share
Trading Symbol	NAAS
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share
Entity Common Stock, Shares Outstanding	494,048,037
No Trading Symbol Flag	true
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	248,888,073
Class C ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,398,659,699